July 1, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Asset Allocation Portfolios, Inc. (the "Registrant")
1933 Act File No. 333-116351, Post-Effective Amendment No. 50
1940 Act File No. 811-21591, Amendment No. 51 (collectively, the "Amendment")
Ladies and Gentlemen:

        Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following 1933 Act Post-Effective Amendment No. 50 and 1940 Act Amendment No. 51 to the Registration Statement on Form N-1A filed by the Registrant.

The principal purposes of this amendment are to: (i) add a new series, One Choice 2065 Portfolio, and (ii) make certain other non-material changes deemed appropriate by the Registrant.

Please consider this letter a request for selective review pursuant to Investment Company Act Release No. 13768. As brief background, American Century currently offers ten One Choice Target Date Portfolios, each of which is a “fund of funds” investing in other American Century mutual funds. One Choice In Retirement Portfolio’s allocation among stock, bond and money market funds (the “target asset mix”) is expected to remain fixed over time. The target asset mix of each of the remaining portfolios becomes more conservative each year until reaching the target year, at which time its target asset mix will become fixed and will match that of the One Choice In Retirement Portfolio. The target dates of the existing portfolios are set at 5-year intervals, ranging from 2020-2060. One Choice 2065 Portfolio’s investment objective, strategy (other than the target year and underlying fund allocations) and risks, as well as the classes offered, are the same as the existing “target date” portfolios. Accordingly, One Choice 2065 Portfolio’s disclosure is substantially similar to that previously reviewed for the existing One Choice Target Date Portfolios, other than the differences noted above and certain other changes made to account for the single-fund prospectus format (compared to the existing One Choice Target Date Portfolios’ prospectus, in which all ten funds are included in one prospectus).

        If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Vice President

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com